OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Millions	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Accounting Policies [Abstract]
Promotional program reserve	$ 26.0	$ 17.6	$ 17.6